Other operating income and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income and other operating expenses
Schedule of other operating income and other operating expenses

	2018	2019	2020

Other operating income:
Other operating income	748	1,553	1,651
	748	1,553	1,651
Other operating expenses:
IPAB fund contribution	(3,134)	(3,353)	(3,859)
Other operating expenses	(1,259)	(1,792)	(1,354)
	(4,393)	(5,145)	(5,213)